Note 12 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 12.   Employee Benefit Plan

The Company  has established a 401(k) Plan (the “401(k) Plan”) that permits participants to make contributions by salary deduction  pursuant to Section 401(k) of the IRC. The Company  may, at its discretion, make matching contributions to the 401(k) Plan. The Company  has made no contributions to the 401(k) Plan since its inception. The Company  makes a nonelective 401(k) safe harbor  contribution on behalf of each employee equal to 3% of their annual salary. The Company’s non-elective safe harbor contributions totaled $54,000 and $49,000 for the years ended December 31, 2017 and 2018, respectively.